SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - SEC Schedule, 12-09, Allowance, Credit Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 3,121	$ 941
Charge to Costs and Expenses	4,798	3,039
Charged to Other Accounts	0	0
Deductions	2,989	859
Balance at End of Period	$ 4,930	$ 3,121